Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
10.	Leases

The Company has operating leases for office and warehouse storage. The Company’s leases have remaining lease terms of 1 to 2 years.

As of December 31, 2025, the Company has no additional material operating leases that have not yet commenced.

The following tables provide information about the Company’s operating leases.

	As of December 31,
Right-of-use asset – operating lease	2025	2024

Cost	$102,686	$-
Accumulated amortisation	(16,767)	-

Total lease cost	$85,919	$-

	Years ended December 31,
Other information	2024	2023

New right-of-uses asset – operating lease and lease liabilities recognized	$102,686	$-
Cash paid for amounts included in the measurement of operating lease liabilities	71,538	-
Weighted-average remaining lease term - operating leases	1.7	-
Weighted-average discount rate - operating leases	5.02%	-%